Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Acquired Intangible Assets [Line Items]
Intangible asset amortization expense	$ 133,800	$ 109,900	$ 82,100
Finite-Lived Intangible Assets, Gross	1,450,422	1,458,692
Finite-Lived Intangible Assets, Accumulated Amortization	(421,585)	(378,621)
Finite-Lived Intangible Assets, Net	1,028,837	1,080,071
Intangible Assets, Gross (Excluding Goodwill)	1,512,694	1,523,085
Intangible Assets, Net (Excluding Goodwill)	1,091,109	1,144,464
Perpetual licenses
Acquired Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,171	1,249
Information databases
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	607,655	633,347
Finite-Lived Intangible Assets, Accumulated Amortization	(210,105)	(194,904)
Finite-Lived Intangible Assets, Net	397,550	438,443
Customer relationships
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	511,680	470,632
Finite-Lived Intangible Assets, Accumulated Amortization	(116,138)	(90,827)
Finite-Lived Intangible Assets, Net	395,542	379,805
Developed computer software
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	138,940	159,413
Finite-Lived Intangible Assets, Accumulated Amortization	(63,561)	(64,514)
Finite-Lived Intangible Assets, Net	75,379	94,899
Trademarks
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	163,739	167,179
Finite-Lived Intangible Assets, Accumulated Amortization	(22,937)	(13,300)
Finite-Lived Intangible Assets, Net	140,802	153,879
Indefinite-Lived Intangible Assets (Excluding Goodwill)	61,101	63,144
Other
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	28,408	28,121
Finite-Lived Intangible Assets, Accumulated Amortization	(8,844)	(15,076)
Finite-Lived Intangible Assets, Net	$ 19,564	$ 13,045